Prepayments and Other Current Assets (Details) - Dec. 31, 2025	CNY (¥)	USD ($)
Prepayments and Other Current Assets [Abstract]
Deposit and other receivables	¥ 17,487,250	$ 2,500,000
Prepaid diesel fuel cost and other miscellaneous prepayments	¥ 41,920,963	$ 5,993,075